Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Level 3 Inputs) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Level 3 Assets, beginning balance	¥ 3,552,656		¥ 5,307,157
Total realized/unrealized gains (losses) included in earnings, Assets	(9,280)		152,751
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	13,087		30,836
Purchases, issuances and settlements, Assets	(474,449)		(967,233)
Transfer into Level 3, Assets	621,984	[1]	347,875	[1]
Transfer out of Level 3, Assets	(348,915)	[1]	(1,318,730)	[1]
Level 3 Assets, ending balance	3,355,083		3,552,656
Change in unrealized gains (losses) included in earnings for assets still held at period end	(33,343)		87,687
Level 3 Liabilities, beginning balance	45,347		(133,087)
Total realized/unrealized gains (losses) included in earnings, Liabilities	2,453		(1,526)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Liabilities	21,184		(17,391)
Purchases, issuances and settlements, Liabilities	(3,905)		5,955
Transfer into Level 3, Liabilities	378	[1]	153,524	[1]
Transfer out of Level 3, Liabilities		[1]	38	[1]
Level 3 Liabilities, ending balance	18,183		45,347
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(14,902)		6,876
Debt Securities [Member] | Trading Account Assets [Member] | Trading Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Level 3 Assets, beginning balance	171,534		193,673
Total realized/unrealized gains (losses) included in earnings, Assets	(1,720)		1,420
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(64,468)		(4,367)
Transfer into Level 3, Assets	10,211	[1]
Transfer out of Level 3, Assets		[1]	(19,192)	[1]
Level 3 Assets, ending balance	115,557		171,534
Change in unrealized gains (losses) included in earnings for assets still held at period end	(6,688)		(1,041)
Debt Securities [Member] | Trading Account Assets [Member] | Trading Securities [Member] | Corporate Bonds [Member]
Level 3 Assets, beginning balance	494,987		509,257
Total realized/unrealized gains (losses) included in earnings, Assets	(12,756)		29,123
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	9,697		3,631
Transfer into Level 3, Assets	76,949	[1],[2]	14,582	[1]
Transfer out of Level 3, Assets	(14,513)	[1],[2]	(61,606)	[1]
Level 3 Assets, ending balance	554,364		494,987
Change in unrealized gains (losses) included in earnings for assets still held at period end	(7,892)		22,984
Debt Securities [Member] | Trading Account Assets [Member] | Trading Securities [Member] | Residential Mortgage-Backed Securities [Member]
Level 3 Assets, beginning balance	56,468		113,495
Total realized/unrealized gains (losses) included in earnings, Assets	5,963		17,091
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(8,743)		(74,118)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	53,688		56,468
Change in unrealized gains (losses) included in earnings for assets still held at period end	5,062		11,328
Debt Securities [Member] | Trading Account Assets [Member] | Trading Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Level 3 Assets, beginning balance	17,315		16,401
Total realized/unrealized gains (losses) included in earnings, Assets	3,425		7,387
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	18,336		(6,473)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	39,076		17,315
Change in unrealized gains (losses) included in earnings for assets still held at period end	2,890		6,763
Debt Securities [Member] | Trading Account Assets [Member] | Trading Securities [Member] | Asset-Backed Securities [Member]
Level 3 Assets, beginning balance	389,061		702,996
Total realized/unrealized gains (losses) included in earnings, Assets	(632)		70,737
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(29,662)		(330,899)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets	(4,932)	[1]	(53,773)	[1]
Level 3 Assets, ending balance	353,835		389,061
Change in unrealized gains (losses) included in earnings for assets still held at period end	(4,306)		45,512
Trading Account Assets [Member] | Trading Securities [Member]
Level 3 Assets, beginning balance	1,166,538	[3]	1,906,009	[3]
Total realized/unrealized gains (losses) included in earnings, Assets	2,077	[3],[4]	182,968	[3],[4]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets		[3]
Purchases, issuances and settlements, Assets	(98,921)	[3]	(580,019)	[3]
Transfer into Level 3, Assets	87,162	[1],[3]	14,582	[1],[3]
Transfer out of Level 3, Assets	(19,445)	[1],[3]	(357,002)	[1],[3]
Level 3 Assets, ending balance	1,137,411	[3]	1,166,538	[3]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(10,933)	[3],[4]	91,316	[3],[4]
Trading Account Assets [Member] | Trading Securities [Member] | Equity Securities [Member]
Level 3 Assets, beginning balance	37,173		370,187
Total realized/unrealized gains (losses) included in earnings, Assets	7,797		57,210
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(24,081)		(167,793)
Transfer into Level 3, Assets	2	[1]
Transfer out of Level 3, Assets		[1]	(222,431)	[1],[5]
Level 3 Assets, ending balance	20,891		37,173
Change in unrealized gains (losses) included in earnings for assets still held at period end	1		5,770
Trading Account Assets [Member] | Trading Derivatives Net [Member]
Level 3 Assets, beginning balance	(28,612)		4,491
Total realized/unrealized gains (losses) included in earnings, Assets	(9,821)	[4]	(16,391)	[4]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	5,948		(45)
Purchases, issuances and settlements, Assets	(23,117)		(37,378)
Transfer into Level 3, Assets	31,005	[1]	24,767	[1]
Transfer out of Level 3, Assets	(12,254)	[1]	(4,056)	[1]
Level 3 Assets, ending balance	(36,851)		(28,612)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(4,571)	[4]	30,262	[4]
Trading Account Assets [Member] | Trading Derivatives Net [Member] | Interest Rate Contracts (Net) [Member]
Level 3 Assets, beginning balance	(45,467)
Total realized/unrealized gains (losses) included in earnings, Assets	(4,991)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(14,513)
Transfer into Level 3, Assets	14,212	[1]
Transfer out of Level 3, Assets	(9,199)	[1]
Level 3 Assets, ending balance	(59,958)
Change in unrealized gains (losses) included in earnings for assets still held at period end	6
Trading Account Assets [Member] | Trading Derivatives Net [Member] | Foreign Exchange Contracts (Net) [Member]
Level 3 Assets, beginning balance	6,440
Total realized/unrealized gains (losses) included in earnings, Assets	46
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	5,963
Purchases, issuances and settlements, Assets	(5,245)
Transfer into Level 3, Assets	16,826	[1]
Transfer out of Level 3, Assets	8,881	[1]
Level 3 Assets, ending balance	32,911
Change in unrealized gains (losses) included in earnings for assets still held at period end	(2,201)
Trading Account Assets [Member] | Trading Derivatives Net [Member] | Equity Contracts (Net) [Member]
Level 3 Assets, beginning balance	(8,272)
Total realized/unrealized gains (losses) included in earnings, Assets	(982)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(15)
Purchases, issuances and settlements, Assets	(1,212)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	(10,481)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(2,417)
Trading Account Assets [Member] | Trading Derivatives Net [Member] | Commodity Contracts (Net) [Member]
Level 3 Assets, beginning balance	14,003
Total realized/unrealized gains (losses) included in earnings, Assets	276
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(1,331)
Transfer into Level 3, Assets	(33)	[1]
Transfer out of Level 3, Assets	(11,936)	[1]
Level 3 Assets, ending balance	979
Change in unrealized gains (losses) included in earnings for assets still held at period end	434
Trading Account Assets [Member] | Trading Derivatives Net [Member] | Credit Derivative Contracts (Net) [Member]
Level 3 Assets, beginning balance	4,684
Total realized/unrealized gains (losses) included in earnings, Assets	(4,170)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(816)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	(302)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(393)
Debt Securities [Member] | Investment Securities [Member] | Securities Available for Sale [Member] | Japanese Prefectural and Municipal Bonds [Member]
Level 3 Assets, beginning balance	3,069		4,471
Total realized/unrealized gains (losses) included in earnings, Assets	9		13
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	3
Purchases, issuances and settlements, Assets	(2,027)		(1,415)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	1,054		3,069
Change in unrealized gains (losses) included in earnings for assets still held at period end	2		8
Debt Securities [Member] | Investment Securities [Member] | Securities Available for Sale [Member] | Foreign Governments and Official Institutions Bonds [Member]
Level 3 Assets, beginning balance	87,597		24,148
Total realized/unrealized gains (losses) included in earnings, Assets	(378)		(6)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	1,888		4,235
Purchases, issuances and settlements, Assets	41,302		59,220
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	130,409		87,597
Change in unrealized gains (losses) included in earnings for assets still held at period end	(296)		(6)
Debt Securities [Member] | Investment Securities [Member] | Securities Available for Sale [Member] | Corporate Bonds [Member]
Level 3 Assets, beginning balance	2,163,465		3,043,083
Total realized/unrealized gains (losses) included in earnings, Assets	3,844		(4,845)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	6,150		23,113
Purchases, issuances and settlements, Assets	(371,409)		(382,381)
Transfer into Level 3, Assets	503,817	[1],[2]	308,526	[1]
Transfer out of Level 3, Assets	(297,895)	[1],[2]	(824,031)	[1]
Level 3 Assets, ending balance	2,007,972		2,163,465
Change in unrealized gains (losses) included in earnings for assets still held at period end	(14,699)		(24,792)
Debt Securities [Member] | Investment Securities [Member] | Securities Available for Sale [Member] | Residential Mortgage-Backed Securities [Member]
Level 3 Assets, beginning balance	26,827		32,302
Total realized/unrealized gains (losses) included in earnings, Assets	(1,629)		(1)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	180		38
Purchases, issuances and settlements, Assets	(1,595)		(5,512)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	23,783		26,827
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1)		(1)
Debt Securities [Member] | Investment Securities [Member] | Securities Available for Sale [Member] | Commercial Mortgage-Backed Securities [Member]
Level 3 Assets, beginning balance	14,475		18,086
Total realized/unrealized gains (losses) included in earnings, Assets	(1,522)		1
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	863		(503)
Purchases, issuances and settlements, Assets	(5,669)		(3,109)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	8,147		14,475
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,522)		1
Debt Securities [Member] | Investment Securities [Member] | Securities Available for Sale [Member] | Asset-Backed Securities [Member]
Level 3 Assets, beginning balance	67,095		205,271
Total realized/unrealized gains (losses) included in earnings, Assets	(733)		(85)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(1,612)		2,543
Purchases, issuances and settlements, Assets	(15,350)		(7,731)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets	(18,608)	[1]	(132,903)	[1]
Level 3 Assets, ending balance	30,792		67,095
Change in unrealized gains (losses) included in earnings for assets still held at period end	11		(16)
Debt Securities [Member] | Investment Securities [Member] | Securities Available for Sale [Member] | Other Debt Securities [Member]
Level 3 Assets, beginning balance	990		1,357
Total realized/unrealized gains (losses) included in earnings, Assets	(20)		56
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets			40
Purchases, issuances and settlements, Assets	(10)		(463)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	960		990
Change in unrealized gains (losses) included in earnings for assets still held at period end	(20)		31
Investment Securities [Member] | Securities Available for Sale [Member]
Level 3 Assets, beginning balance	2,363,609		3,335,664
Total realized/unrealized gains (losses) included in earnings, Assets	(431)	[6]	(4,857)	[6]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	7,476		30,835
Purchases, issuances and settlements, Assets	(354,656)		(349,625)
Transfer into Level 3, Assets	503,817	[1]	308,526	[1]
Transfer out of Level 3, Assets	(316,503)	[1]	(956,934)	[1]
Level 3 Assets, ending balance	2,203,312		2,363,609
Change in unrealized gains (losses) included in earnings for assets still held at period end	(16,526)	[6]	(24,775)	[6]
Investment Securities [Member] | Securities Available for Sale [Member] | Marketable Equity Securities [Member]
Level 3 Assets, beginning balance	91		6,946
Total realized/unrealized gains (losses) included in earnings, Assets	(2)		10
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	4		1,369
Purchases, issuances and settlements, Assets	102		(8,234)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	195		91
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1)
Investment Securities [Member] | Other Investment Securities [Member]
Level 3 Assets, beginning balance	33,904		42,681
Total realized/unrealized gains (losses) included in earnings, Assets	384	[7]	(7,757)	[7]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(337)		46
Purchases, issuances and settlements, Assets	2,670		(328)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets	(713)	[1]	(738)	[1]
Level 3 Assets, ending balance	35,908		33,904
Change in unrealized gains (losses) included in earnings for assets still held at period end	(131)	[7]	(8,089)	[7]
Other Assets [Member]
Level 3 Assets, beginning balance	17,217		18,312
Total realized/unrealized gains (losses) included in earnings, Assets	(1,489)	[7]	(1,212)	[7]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(425)		117
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	15,303		17,217
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,182)	[7]	(1,027)	[7]
Other Liabilities [Member]
Level 3 Liabilities, beginning balance	45,347		(133,087)
Total realized/unrealized gains (losses) included in earnings, Liabilities	2,453	[7]	(1,526)	[7]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Liabilities	21,184		(17,391)
Purchases, issuances and settlements, Liabilities	(3,905)		5,955
Transfer into Level 3, Liabilities	378	[1]	153,524	[1]
Transfer out of Level 3, Liabilities		[1]	38	[1]
Level 3 Liabilities, ending balance	18,183		45,347
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	¥ (14,902)	[7]	¥ 6,876	[7]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period during the fiscal year ended March 31, 2011 while all transfers out of Level 3 were assumed to have occurred at the end of the period during the fiscal year ended March 31, 2010.
[2]	Transfers out of and into Level 3 for corporate bonds were due to changes in the impact of unobservable credit worthiness inputs to the entire fair value measurement of the private placement bonds issued by Japanese non-public companies. Unobservable credit worthiness inputs include probability of default based on credit rating of the bond issuers and loss given default which are based on the MUFG Group's internal data.
[3]	Includes trading securities under fair value option.
[4]	Included in trading account profits (losses)—net and in foreign exchange gains (losses)—net.
[5]	The MUFG Group reclassified investments in certain hedge funds from Level 3 to Level 2 because they were redeemable at net asset value at the measurement date or in the near future.
[6]	Included in investment securities gains (losses)—net.
[7]	Included in trading account profits (losses)—net.